SIGNIFICANT ACCOUNTING POLICIES (Schedule of Intangible Assets Purchased) (Details)	12 Months Ended
Dec. 31, 2021
Pipeline Products [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Intangible assets	17
Potential Products [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Intangible assets	19
Microorganisms Collection [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Intangible assets	20